Financial Instruments - Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	$ 57	$ 22
Investments in strategic equity securities	5	14
Other investments at fair value through earnings	3	3
Total derivative financial assets	65	39
Liabilities measured at fair value Derivative instruments	2	30
Level 1 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Investments in strategic equity securities	5	14
Total derivative financial assets	5	14
Level 2 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative instruments	57	22
Other investments at fair value through earnings	3	3
Total derivative financial assets	60	25
Liabilities measured at fair value Derivative instruments	$ 2	$ 30